PREFERRED STOCK (Details Textual) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 30, 2014
Class of Stock [Line Items]
Preferred Stock, Value, Issued	$ 0	0	$ 0
Preferred Stock, Par or Stated Value Per Share				$ 0.00001
Stock Issued During Period, Shares, New Issues	100,000
Stock Issued During Period, Shares, Other	33,142
Percentage Of Outstanding Shares Of Voting Stock	50.00%
Preferred Stock, Shares Authorized	7,000,000	7,000,000	10,000,000	10,000,000
Warrant [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years	5 years
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued					$ 750,000
Temporary Equity, Shares Issued	750,000	750,000	0		750,000
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	0.00001	$ 0.00001		$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.00
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years
Preferred Stock, Dividend Rate, Percentage	7.00%
Preferred Stock, Redemption Terms	(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage	125.00%
Purchase Price Which Equal To Value Of Conversion Amount, Percentage	105.00%
Convertible Preferred Stock, Terms of Conversion	(i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized					3,000,000
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	375,000
Stock Issued During Period, Shares, Other	33,142